Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Liabilities [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES
Accrued liabilities consist of the following:

	December 31,
	2010	2009
	(In thousands)
Payroll and related expenses	$73,054	$54,620
Interest	51,347	14,523
Gaming liabilities	70,907	50,009
Accrued expenses and other liabilities	83,161	55,425
Total accrued liabilities	$278,469	$174,577